Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	¥ 188,267	¥ 194,700
Additional provisions		79,037
Amounts used		(76,863)
Unused amounts reversed		(3,726)
Amortization of discount and effect of change in discount rate		67
Others		(4,948)
Ending balance	194,818	188,267
IFRS 9 [member]
Disclosure of other provisions [line items]
Beginning balance	213,250
Additional provisions	54,040
Amounts used	(62,639)
Unused amounts reversed	(10,383)
Amortization of discount and effect of change in discount rate	557
Others	(7)
Ending balance	194,818	213,250
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	145,179	157,333
Additional provisions		50,500
Amounts used		(61,961)
Unused amounts reversed		(479)
Amortization of discount and effect of change in discount rate		(142)
Others		(72)
Ending balance	148,409	145,179
Provision for interest repayment [member] | IFRS 9 [member]
Disclosure of other provisions [line items]
Beginning balance	145,179
Additional provisions	47,000
Amounts used	(44,063)
Unused amounts reversed	(106)
Amortization of discount and effect of change in discount rate	399
Ending balance	148,409	145,179
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	43,088	37,367
Additional provisions		28,537
Amounts used		(14,902)
Unused amounts reversed		(3,247)
Amortization of discount and effect of change in discount rate		209
Others		(4,876)
Ending balance		43,088
Other provisions [member] | IFRS 9 [member]
Disclosure of other provisions [line items]
Beginning balance	68,071
Additional provisions	7,040
Amounts used	(18,576)
Unused amounts reversed	(10,277)
Amortization of discount and effect of change in discount rate	158
Others	(7)
Ending balance	¥ 46,409	¥ 68,071